Business Segments (Details) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) segment	Mar. 31, 2018 USD ($)	Dec. 12, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business segment
Number of operating segments		2			2
Total Assets	$ 237,222	$ 267,566			$ 237,222
Goodwill	11,288	11,288		$ 11,288	11,288
Other Intangible Assets	3,136	3,014			3,136
Total revenues	$ 18,980	$ 86,496
Total Revenues, % of Revenue	100.00%	100.00%
Provision for loan losses	$ 3,113	$ 21,286
Provision for Loan Losses, % of Revenue	16.40%	24.60%
Other Operating Expenses	$ 7,341	$ 41,874
Other Operating Expenses, % of Revenue	38.60%	48.30%
Operating Gross Profit	$ 8,526	$ 23,336
Operating Gross Profit, % of Revenue	45.00%	27.10%
Interest Expense, net	$ 2,414	$ 11,386
Interest Expense, net, % of Revenue	12.70%	13.20%
Depreciation and Amortization	$ 867	$ 1,481
Depreciation and Amortization, % of Revenue	4.60%	1.70%
Other Corporate Expenses	$ 3,607	$ 16,584
Other Corporate Expenses, % of Revenue	19.00%	19.20%
Loss from continuing operations, before tax	$ 1,638	$ (6,115)
Income from Continuing Operations, before tax, % of Revenue	8.60%	(7.10%)
Unallocated (Income) Expenses
Business segment
Other Corporate Expenses	$ 3,607	$ 16,584
Loss from continuing operations, before tax	(3,607)	(16,584)
Retail Financial Services
Business segment
Total Assets	212,772	230,491			212,772
Goodwill	11,288	11,288			11,288
Other Intangible Assets	2,921	2,882			2,921
Total revenues	$ 16,556	$ 75,984
Total Revenues, % of Revenue	100.00%	100.00%
Provision for loan losses	$ 2,659	$ 17,250
Provision for Loan Losses, % of Revenue	16.10%	22.70%
Other Operating Expenses	$ 7,151	$ 40,741
Other Operating Expenses, % of Revenue	43.20%	53.60%
Operating Gross Profit	$ 6,746	$ 17,993
Operating Gross Profit, % of Revenue	40.70%	23.70%
Interest Expense, net	$ 1,288	$ 7,897
Interest Expense, net, % of Revenue	7.80%	10.40%
Depreciation and Amortization	$ 849	$ 1,389
Depreciation and Amortization, % of Revenue	5.10%	1.80%
Loss from continuing operations, before tax	$ 4,609	$ 8,187
Income from Continuing Operations, before tax, % of Revenue	27.80%	10.80%
Internet Financial Services
Business segment
Total Assets	$ 24,450	$ 37,075			24,450
Other Intangible Assets	215	132			$ 215
Total revenues	$ 2,424	$ 10,512
Total Revenues, % of Revenue	100.00%	100.00%
Provision for loan losses	$ 454	$ 4,036
Provision for Loan Losses, % of Revenue	18.70%	38.40%
Other Operating Expenses	$ 190	$ 1,133
Other Operating Expenses, % of Revenue	7.80%	10.80%
Operating Gross Profit	$ 1,780	$ 5,343
Operating Gross Profit, % of Revenue	73.50%	50.80%
Interest Expense, net	$ 1,126	$ 3,489
Interest Expense, net, % of Revenue	46.50%	33.20%
Depreciation and Amortization	$ 18	$ 92
Depreciation and Amortization, % of Revenue	0.70%	0.90%
Loss from continuing operations, before tax	$ 636	$ 2,282
Income from Continuing Operations, before tax, % of Revenue	26.20%	21.70%
Predecessor
Business segment
Total Assets			$ 204,016			$ 212,406
Goodwill							$ 113,290	$ 152,568
Other Intangible Assets			802			924
Total revenues			$ 87,651	$ 327,258		364,067	402,329
Total Revenues, % of Revenue			100.00%	100.00%	100.00%
Provision for loan losses			$ 22,635	$ 97,098		136,201	115,962
Provision for Loan Losses, % of Revenue			25.80%	29.60%	37.40%
Other Operating Expenses			$ 37,831	$ 143,866		168,054
Other Operating Expenses, % of Revenue			43.20%	44.00%	46.20%
Operating Gross Profit			$ 27,185	$ 86,294		59,812	118,476
Operating Gross Profit, % of Revenue			31.00%	26.40%	16.40%
Interest Expense, net			$ 12,178	$ 50,760		48,245
Interest Expense, net, % of Revenue			13.90%	15.50%	13.30%
Depreciation and Amortization			$ 1,093	$ 4,318		4,929	4,987
Depreciation and Amortization, % of Revenue			1.20%	1.30%	1.50%
Other Corporate Expenses			$ 17,602	$ 64,699		82,175
Other Corporate Expenses, % of Revenue			20.10%	19.80%	22.60%
Loss from continuing operations, before tax			$ (3,688)	$ (51,256)		(190,516)	$ 14,647
Income from Continuing Operations, before tax, % of Revenue			(4.20%)	(15.70%)	(52.30%)
Predecessor | Unallocated (Income) Expenses
Business segment
Other Corporate Expenses			$ 17,602	$ 64,699		82,175
Loss from continuing operations, before tax			(17,602)	(82,472)		(82,175)
Predecessor | Retail Financial Services
Business segment
Total Assets			166,505			181,390
Other Intangible Assets			336			375
Total revenues			$ 72,797	$ 278,659		$ 291,655
Total Revenues, % of Revenue			100.00%	100.00%		100.00%
Provision for loan losses			$ 15,620	$ 75,025		$ 83,499
Provision for Loan Losses, % of Revenue			21.40%	26.90%		28.60%
Other Operating Expenses			$ 36,291	$ 137,847		$ 159,148
Other Operating Expenses, % of Revenue			49.90%	49.50%		54.60%
Operating Gross Profit			$ 20,886	$ 65,787		$ 49,008
Operating Gross Profit, % of Revenue			28.70%	23.60%		16.80%
Interest Expense, net			$ 9,479	$ 36,226		$ 33,403
Interest Expense, net, % of Revenue			13.00%	13.00%		11.50%
Depreciation and Amortization			$ 1,000	$ 3,965		$ 4,477
Depreciation and Amortization, % of Revenue			1.40%	1.40%		1.50%
Loss from continuing operations, before tax			$ 10,407	$ 25,596		$ (102,625)
Income from Continuing Operations, before tax, % of Revenue			14.30%	9.20%		(35.20%)
Predecessor | Internet Financial Services
Business segment
Total Assets			$ 37,511			$ 31,016
Goodwill						549
Other Intangible Assets			466
Total revenues			$ 14,854	$ 48,599		$ 72,412
Total Revenues, % of Revenue			100.00%	100.00%		100.00%
Provision for loan losses			$ 7,015	$ 22,073		$ 52,702
Provision for Loan Losses, % of Revenue			47.20%	45.40%		72.80%
Other Operating Expenses			$ 1,540	$ 6,019		$ 8,906
Other Operating Expenses, % of Revenue			10.40%	12.40%		12.30%
Operating Gross Profit			$ 6,299	$ 20,507		$ 10,804
Operating Gross Profit, % of Revenue			42.40%	42.20%		14.90%
Interest Expense, net			$ 2,699	$ 14,534		$ 14,842
Interest Expense, net, % of Revenue			18.20%	29.90%		20.50%
Depreciation and Amortization			$ 93	$ 353		$ 452
Depreciation and Amortization, % of Revenue			0.60%	0.70%		0.60%
Loss from continuing operations, before tax			$ 3,507	$ 5,620		$ (5,716)
Income from Continuing Operations, before tax, % of Revenue			23.60%	11.60%		(7.90%)